Note 19 - Reportable Segments - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 17,493	$ 2,876	$ 37,756	$ 11,710
Cost of revenue	12,683	2,255	26,445	9,221
Selling, general and administrative	2,005	788	9,910	5,085
Salaries, wages and payroll taxes	2,624	588	6,643	2,565
Impairment loss	132	0	28	0
Professional fees	985	321	1,981	1,552
Depreciation and amortization	906	162	2,110	490
Expenses, Including Cost of Revenue	19,335	4,114	60,984	18,913
Loss before other (income) expense	(1,842)	(1,238)	(23,228)	(7,203)
Other (expense) income	(168)	(83)	(937)	132
Loss before income taxes	(1,674)	(1,155)	(22,291)	(7,335)
Income taxes	(27)	0	(28)	(87)
Net loss	(1,701)	(1,187)	(12,407)	(9,161)
Loss before equity method investment	(1,701)	(1,155)	(22,319)	(7,422)
Equity in net loss of affiliate	0	(32)	(1,440)	(1,739)
Segment Expense [Member]
Selling, general and administrative	2,005	788	9,910
Professional fees	985	321	1,981
Depreciation and amortization	906	162	2,110
Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue	11,324	0	21,412	0
E-Commerce Revenue [Member]
Revenue	2,865	2,876	10,977	11,710
Pharmacy 340B Contract [Member]
Revenue	3,304	0	5,367	0
Consolidation, Eliminations [Member]
Revenue	0	0	0	0
Cost of revenue	0	0	0	0
Selling, general and administrative				0
Salaries, wages and payroll taxes	0	0	0	0
Impairment loss	0
Professional fees				0
Depreciation and amortization				0
Expenses, Including Cost of Revenue	(60)	0	(120)	0
Loss before other (income) expense	60	0	120	0
Other (expense) income	(60)	0
Loss before income taxes	0	0
Income taxes	0	0
Net loss	0	0
Loss before equity method investment		0
Equity in net loss of affiliate		0
Consolidation, Eliminations [Member] | Segment Expense [Member]
Selling, general and administrative	(60)	0	0
Professional fees	0	0	(120)
Depreciation and amortization	0	0	0
Consolidation, Eliminations [Member] | Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue	0	0	0	0
Consolidation, Eliminations [Member] | E-Commerce Revenue [Member]
Revenue	0	0	0	0
Consolidation, Eliminations [Member] | Pharmacy 340B Contract [Member]
Revenue	0	0	0	0
E-Commerce [Member] | Operating Segments [Member]
Revenue	2,865	2,876	10,977	11,710
Cost of revenue	2,060	2,255	8,122	9,221
Selling, general and administrative				5,085
Salaries, wages and payroll taxes	508	588	2,670	2,565
Impairment loss	0
Professional fees				1,552
Depreciation and amortization				490
Expenses, Including Cost of Revenue	4,371	4,114	19,667	18,913
Loss before other (income) expense	(1,506)	(1,238)	(8,690)	(7,203)
Other (expense) income	(203)	(83)
Loss before income taxes	(1,303)	(1,155)
Income taxes	(27)	0
Net loss	(1,330)	(1,187)
Loss before equity method investment		(1,155)
Equity in net loss of affiliate		(32)
E-Commerce [Member] | Operating Segments [Member] | Segment Expense [Member]
Selling, general and administrative	1,166	788	6,633
Professional fees	507	321	1,595
Depreciation and amortization	130	162	647
E-Commerce [Member] | Operating Segments [Member] | Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue	0	0	0	0
E-Commerce [Member] | Operating Segments [Member] | E-Commerce Revenue [Member]
Revenue	2,865	2,876	10,977	11,710
E-Commerce [Member] | Operating Segments [Member] | Pharmacy 340B Contract [Member]
Revenue	0	0	0	0
Healthcare Operations [Member]
Revenue		2,876	26,779	0
Healthcare Operations [Member] | Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue		0	21,412	0
Healthcare Operations [Member] | Pharmacy 340B Contract [Member]
Revenue		0	5,367	0
Healthcare Operations [Member] | Operating Segments [Member]
Revenue	14,628	0	26,779	0
Cost of revenue	10,623	0	18,323	0
Selling, general and administrative				0
Salaries, wages and payroll taxes	2,116	0	3,973	0
Impairment loss	132
Professional fees				0
Depreciation and amortization				0
Expenses, Including Cost of Revenue	15,024	0	41,437	0
Loss before other (income) expense	(396)	0	(14,658)	0
Other (expense) income	(25)	0
Loss before income taxes	(371)	0
Income taxes	0	0
Net loss	(371)	0
Loss before equity method investment		0
Equity in net loss of affiliate		0
Healthcare Operations [Member] | Operating Segments [Member] | Segment Expense [Member]
Selling, general and administrative	899	0	3,277
Professional fees	478	0	506
Depreciation and amortization	776	0	1,463
Healthcare Operations [Member] | Operating Segments [Member] | Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue	11,324	0	21,412	0
Healthcare Operations [Member] | Operating Segments [Member] | E-Commerce Revenue [Member]
Revenue	0	0	0	0
Healthcare Operations [Member] | Operating Segments [Member] | Pharmacy 340B Contract [Member]
Revenue	$ 3,304	$ 0	$ 5,367	$ 0